Expense Example (Mutual Shares Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Mutual Shares Trust
Expense Example:
Year 1	$ 110
Year 3	343
Year 5	595
Year 10	1,317
Series II, Mutual Shares Trust
Expense Example:
Year 1	130
Year 3	406
Year 5	702
Year 10	1,545
Series NAV, Mutual Shares Trust
Expense Example:
Year 1	105
Year 3	328
Year 5	569
Year 10	$ 1,259